Cash Flow Information	12 Months Ended
Mar. 02, 2013
Cash Flow Information
17.	CASH FLOW INFORMATION

(a) Cash flows resulting from net changes in working capital items are as follows:

	For the year ended
	March 2, 2013	March 3, 2012	February 26, 2011
Accounts receivable	$709	$898	$(1,352)
Other receivables	218	(168)	(117)
Inventories	426	(409)	42
Income taxes receivable	(463)	(135)	—
Other current assets	(177)	(143)	54
Accounts payable	296	(90)	216
Accrued liabilities	(803)	(135)	539
Income taxes payable	—	(179)	82
Deferred revenue	279	151	40

	$485	$(210)	$(496)

(b) Certain statement of cash flow information related to interest and income taxes paid is summarized as follows:

	For the year ended
	March 2, 2013	March 3, 2012	February 26, 2011
Interest paid during the year	$—	$—	$—
Income taxes paid during the year	$(283)	$684	$1,053

(c) Additional information

Advertising expense, which includes media, agency and promotional expenses totalling $925 million (March 3, 2012 - $864 million; February 26, 2011 - $1.1 billion) is included in selling, marketing and administration expenses for the fiscal year ended March 2, 2013.

Selling, marketing and administration expense for the fiscal year ended March 2, 2013 included $87 million with respect to foreign exchange gains (March 3, 2012 – loss of $40 million; February 26, 2011 – loss of $5 million).